SEGMENT INFORMATION (Details 1) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS	€ 14,067	€ 13,378
CURRENT ASSETS	84,468	67,483
Trade receivables and other current assets	7,821	5,405
Current financial assets	10,142	9,659
Cash and cash equivalents	62,534	49,983
TOTAL ASSETS	98,535	80,861
EQUITY	38,339	28,698	€ 20,557	€ 24,220
NON-CURRENT LIABILITIES	2,874	2,880
CURRENT LIABILITIES	57,322	49,283
Current lease liabilities	290	504
Payables with Related Parties	2,901	1,808
TOTAL EQUITY AND LIABILITIES	98,535	80,861
Spain [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS	581	611
CURRENT ASSETS	77,962	69,684
Trade receivables and other current assets	13,811	13,157
Current financial assets	36,432	40,157
Cash and cash equivalents	27,719	16,370
TOTAL ASSETS	78,543	70,295
EQUITY	54,512	47,023
NON-CURRENT LIABILITIES	150	151
CURRENT LIABILITIES	23,881	23,121
Current lease liabilities	53	104
Payables with Related Parties	5,022	4,048
Trade payables and other current liabilities	18,806	18,969
TOTAL EQUITY AND LIABILITIES	78,543	70,295
Mexico [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS	27	16
CURRENT ASSETS	21,463	22,285
Trade receivables and other current assets	9,707	4,731
Current financial assets	3,122	3,511
Cash and cash equivalents	8,634	14,043
TOTAL ASSETS	21,490	22,301
EQUITY	(21,657)	(19,669)
NON-CURRENT LIABILITIES	0
CURRENT LIABILITIES	43,147	41,970
Current lease liabilities
Payables with Related Parties	8,038	5,074
Trade payables and other current liabilities	35,109	36,896
TOTAL EQUITY AND LIABILITIES	21,490	22,301
Other Operations [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS	408	378
CURRENT ASSETS	16,360	10,118
Trade receivables and other current assets	1,864	(1,442)
Current financial assets	3,552	2,572
Cash and cash equivalents	10,944	8,988
TOTAL ASSETS	16,768	10,496
EQUITY	(13,522)	(12,943)
NON-CURRENT LIABILITIES	258	229
CURRENT LIABILITIES	30,032	23,210
Current lease liabilities	25	44
Payables with Related Parties	12,248	11,225
Trade payables and other current liabilities	17,759	11,941
TOTAL EQUITY AND LIABILITIES	16,768	10,496
Supporting [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS	232,908	226,009
CURRENT ASSETS	118,268	114,179
Trade receivables and other current assets	47,918	52,878
Current financial assets	55,082	50,689
Cash and cash equivalents	15,268	10,612
TOTAL ASSETS	351,176	340,188
EQUITY	239,131	228,193
NON-CURRENT LIABILITIES	1,288	1,268
CURRENT LIABILITIES	110,757	110,727
Current lease liabilities	1,388	1,588
Payables with Related Parties	65,269	71,496
Trade payables and other current liabilities	44,100	37,643
TOTAL EQUITY AND LIABILITIES	351,176	340,188
Eliminations [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS	(219,857)	(213,636)
CURRENT ASSETS	(149,585)	(148,783)
Trade receivables and other current assets	(61,508)	(61,483)
Current financial assets	(88,046)	(87,270)
Cash and cash equivalents	(31)	(30)
TOTAL ASSETS	(369,442)	(362,419)
EQUITY	(220,125)	(213,906)
NON-CURRENT LIABILITIES	1,178	1,232
CURRENT LIABILITIES	(150,495)	(149,745)
Current lease liabilities	(1,176)	(1,232)
Payables with Related Parties	(87,676)	(90,035)
Trade payables and other current liabilities	(61,643)	(58,478)
TOTAL EQUITY AND LIABILITIES	(369,442)	(362,419)
Total Codere Online [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS	14,067	13,378
CURRENT ASSETS	84,468	67,483
Trade receivables and other current assets	11,792	7,841
Current financial assets	10,142	9,659
Cash and cash equivalents	62,534	49,983
TOTAL ASSETS	98,535	80,861
EQUITY	38,339	28,698
NON-CURRENT LIABILITIES	2,874	2,880
CURRENT LIABILITIES	57,322	49,283
Current lease liabilities	290	504
Payables with Related Parties	2,901	1,808
Trade payables and other current liabilities	54,131	46,971
TOTAL EQUITY AND LIABILITIES	€ 98,535	€ 80,861